LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Disclosure of detailed information about maturity analysis of operating lease payments [Table Text Block]
	Category I	Category II
	Leases(a)	Leases(b)	Total
Balance at December 31, 2023	$4,671	$32,031	$36,702
Additions	1,110	7,992	9,102
Remeasurements	-	1,157	1,157
Finance costs	209	2,067	2,276
Repayments of principal	(3,119)	(14,152)	(17,271)
Repayments of finance costs	(209)	(2,053)	(2,262)
Foreign exchange	-	(2,169)	(2,169)
Balance at December 31, 2024	$2,662	$24,873	$27,535
Acquisition of Gatos (Note 4)	-	415	415
Additions	635	185	820
Remeasurements	-	4,924	4,924
Finance costs	165	1,591	1,756
Repayment of principal	(2,003)	(16,146)	(18,149)
Repayments of finance costs	(165)	(1,576)	(1,741)
Foreign Exchange	-	963	963
Balance at December 31, 2025	$1,294	$15,229	$16,523
Statements of Financial Position Presentation
Current portion of lease liabilities	$1,857	$14,358	$16,215
Non-current portion of lease liabilities	805	10,515	11,320
Balance at December 31, 2024	$2,662	$24,873	$27,535
Current portion of lease liabilities	$1,082	$9,710	$10,792
Non-current portion of lease liabilities	212	5,519	5,731
Balance at December 31, 2025	$1,294	$15,229	$16,523

Disclosure of detailed information about lease payments recognized in the profit and loss [Table Text Block]
	Year Ended December 31, 2025	Year Ended December 31, 2024
Expenses relating to variable lease payments not included in the measurement of lease liability	$92,486	$75,789
Expenses relating to short-term leases	28,114	19,059
Expenses relating to low value leases	243	98
	$120,843	$94,946